Invesco PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046

713 626 1919 www.invesco.com/us
January 10, 2014
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re	AIM Investment Funds (Invesco Investment Funds)
CIK No. 0000826644
Invesco All Cap Market Neutral Fund, Invesco Global Market Neutral Fund, Invesco Global Targeted Returns Fund, Invesco Long/Short Equity Fund, Invesco Low Volatility Emerging Markets Fund, Invesco Macro International Equity Fund and Invesco Macro Long/Short Fund (the “Funds”)
Ladies and Gentlemen:
Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information for the Funds, as filed pursuant to Rule 497(e) under the 1933 Act on December 23, 2013 (Accession Number: 0000950123-13-010572).
Please send copies of all correspondence with respect to this filing to the undersigned, or contact me at (713) 214-1968.
Very truly yours,
/s/ Stephen Rimes
Stephen Rimes
Assistant General Counsel